UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07538

LORD ABBETT SECURITIES TRUST
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	10/31

Date of reporting period:	1/31/07

Item 1:   Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - ALL VALUE FUND January 31, 2007

Investments	Shares	Value (000)

COMMON STOCKS 96.90%

Advertising Agency 1.24%
Interpublic Group of Cos., Inc. (The)*	1,297,900	$17,080
R.H. Donnelley Corp.*	350,000	23,303
Total		40,383

Aerospace 0.39%
Curtiss-Wright Corp.	150,000	5,727
Moog Inc. Class A*	175,000	6,823
Total		12,550

Auto Components 1.08%
Oshkosh Truck Corp.	665,000	35,112

Banks 5.46%
Bank of America Corp.	485,086	25,506
Bank of New York Co., Inc. (The)	690,000	27,607
Cullen/Frost Bankers, Inc.	925,000	49,515
Marshall & Ilsley Corp.	870,000	40,942
SunTrust Banks, Inc.	215,900	17,941
U.S. Bancorp.	450,000	16,020
Total		177,531

Beverage: Brewers 0.23%
Anheuser-Busch Cos., Inc.	145,600	7,421

Beverage: Soft Drinks 2.18%
PepsiCo, Inc.	1,085,000	70,785

Chemicals 2.88%
Cabot Corp.	495,700	22,178
Eastman Chemical Co.	130,300	7,630
Praxair, Inc.	705,000	44,457
Rohm & Haas Co.	370,000	19,262
Total		93,527

Communications & Media 0.50%
Time Warner Inc.	742,800	16,245

Communications Technology 2.53%
Anixter Int’l., Inc.*	595,000	32,886
Avaya Inc.*	75,000	962
JDS Uniphase Corp.*	276,929	$4,924
McAfee, Inc.*	926,700	27,115
Tellabs, Inc.*	1,634,954	16,464
Total		82,351

Computer Services, Software & Systems 1.22%
Cadence Design Systems, Inc.*	2,100,000	39,690

Computer Technology 2.65%
Sun Microsystems, Inc.*	6,649,200	44,151
Zebra Technologies Corp. Class A*	1,210,000	41,951
Total		86,102

Consumer Electronics 0.29%
Harman Int’l Industries, Inc.	98,400	9,306

Consumer Products 0.47%
Int’l. Flavors & Fragrances Inc.	317,700	15,402

Containers & Packaging: Metal & Glass 0.51%
AptarGroup, Inc.	221,700	13,526
Crown Holdings, Inc.*	138,600	3,059
Total		16,585

Containers & Packaging: Paper & Plastic 0.46%
Sonoco Products Co.	387,000	14,900

Diversified Financial Services 2.22%
Citigroup, Inc.	1,310,000	72,220

Diversified Manufacturing 1.30%
Ball Corp.	416,870	19,310
Brady Corp. Class A	388,100	14,534
Hexcel Corp.*	435,000	8,369
Total		42,213

Drug & Grocery Store Chains 1.57%
Kroger Co. (The)	1,990,000	50,944

Drugs & Pharmaceuticals 8.79%
Abbott Laboratories	994,200	52,693
Bristol-Myers Squibb Co.	200,000	5,758

See Notes to Schedule of Investments.

Investments	Shares	Value (000)

Drugs & Pharmaceuticals (Continued)
Mylan Laboratories, Inc.	2,000,000	$44,280
Novartis AG ADR	1,125,000	64,901
Sanofi-Aventis ADR	696,890	30,719
Schering-Plough Corp.	860,000	21,500
Teva Pharmaceutical
Industries Ltd. ADR	587,726	20,629
Wyeth	917,466	45,332
Total		285,812

Electrical Equipment & Components 1.98%
AMETEK, Inc.	273,750	9,488
Cooper Industries Ltd., Class A	268,840	24,569
Emerson Electric Co.	672,592	30,247
Total		64,304

Electronics: Technology 1.39%
General Dynamics Corp.	580,000	45,327

Engineering & Contracting Services 0.18%
URS Corp.*	140,000	6,016

Financial Data Processing Services & Systems 0.91%
Automatic Data Processing, Inc.	518,580	24,747
Jack Henry & Assoc. Inc.	233,700	4,987
Total		29,734

Financial: Miscellaneous 0.57%
Fannie Mae	270,000	15,263
Freddie Mac	49,900	3,240
Total		18,503

Foods 2.12%
Campbell Soup Co.	977,000	37,595
Kraft Foods Inc., Class A	900,000	31,428
Total		69,023

Gold 2.72%
Barrick Gold Corp. (Canada)(a)	1,605,000	47,540
Newmont Mining Corp.	910,000	41,041
Total		88,581

Healthcare Management Services 0.38%
Sierra Health Services, Inc.*	310,000	$12,462

Household Furnishings 0.31%
Ethan Allen Interiors Inc.	263,800	9,937

Identification Control & Filter Devices 0.68%
IDEX Corp.	428,800	22,255

Insurance: Multi-Line 4.31%
Allstate Corp. (The)	210,400	12,658
American Int’l. Group, Inc.	1,065,000	72,899
Genworth Financial, Inc. Class A	1,185,000	41,357
Hartford Financial Services Group,
Inc. (The)	140,000	13,287
Total		140,201

Insurance: Property-Casualty 0.93%
Everest Re Group, Ltd. (Bermuda)(a)	323,800	30,308

Machinery: Industrial/Specialty 0.41%
Kennametal, Inc.	215,900	13,343

Machinery: Oil Well Equipment & Services 0.80%
Halliburton Co.	340,000	10,044
Schlumberger Ltd.(Netherlands)(a)	96,700	6,139
Superior Energy Services, Inc.*	320,400	9,715
Total		25,898

Medical & Dental Instruments & Supplies 1.95%
Boston Scientific Corp.*	1,495,000	27,583
Patterson Companies, Inc.*	445,030	16,738
Zimmer Holdings, Inc.*	225,000	18,949
Total		63,270

Metal Fabricating 2.01%
Quanex Corp.	804,962	31,546
Shaw Group, Inc. (The)*	1,000,000	33,760
Total		65,306

See Notes to Schedule of Investments.

Investments	Shares	Value (000)

Miscellaneous: Consumer Staples 1.50%
Diageo plc ADR	620,000	$48,813

Miscellaneous: Materials & Processing 0.17%
Rogers Corp.*	110,000	5,685

Multi-Sector Companies 8.08%
Berkshire Hathaway Financial Class B*	15,050	55,194
Carlisle Cos., Inc.	540,000	43,978
Eaton Corp.	220,000	17,237
General Electric Co.	3,000,000	108,150
Trinity Industries, Inc.	1,000,050	38,252
Total		262,811

Oil: Crude Producers 0.27%
Range Resources Corp.	285,249	8,754

Oil: Integrated Domestic 0.75%
EnCana Corp. (Canada)(a)	509,500	24,471

Oil: Integrated International 4.90%
Chevron Corp.	385,000	28,059
Exxon Mobil Corp.	1,770,012	131,158
Total		159,217

Publishing: Miscellaneous 1.07%
R.R. Donnelley & Sons Co.	940,000	34,874

Real Estate Investment Trusts 0.37%
Host Hotels & Resorts Inc.	459,400	12,160

Rental & Leasing Services: Commercial 0.78%
GATX Financial Corp.	555,000	25,308

Restaurants 0.99%
Brinker Int’l., Inc.	500,550	15,792
Cheesecake Factory, Inc. (The)*	100,000	2,763
OSI Restaurant Partners, Inc.	253,400	10,007
Ruby Tuesday, Inc.	130,000	3,719
Total		32,281

Retail 2.57%
Costco Wholesale Corp.	440,000	24,719
Federated Department Stores, Inc.	983,234	$40,794
Foot Locker, Inc.	800,000	17,952
Total		83,465

Savings & Loan 0.51%
Webster Financial Corp.	330,000	16,441

Services: Commercial 1.60%
Sabre Holdings Corp. Class A	745,800	24,097
Waste Connections, Inc.*	39,500	1,721
Waste Management, Inc.	691,500	26,263
Total		52,081

Soaps & Household Chemicals 2.24%
Procter & Gamble Co. (The)	1,125,050	72,982

Steel 1.24%
Carpenter Technology Corp.	345,000	40,400

Truckers 0.57%
Heartland Express, Inc.	789,641	13,369
Werner Enterprises, Inc.	266,500	5,066
Total		18,435

Utilities: Cable TV & Radio 2.27%
Comcast Corp. Special Class A*	1,700,075	73,885

Utilities: Electrical 3.80%
Ameren Corp.	239,100	12,699
Avista Corp.	152,300	3,830
CMS Energy Corp.*	730,000	12,184
Dominion Resources, Inc.	156,700	13,000
FPL Group, Inc.	301,700	17,091
NiSource Inc.	172,700	4,110
PNM Resources, Inc.	424,825	12,949
Southern Co. (The)	1,310,000	47,854
Total		123,717

Utilities: Gas Distributors 0.99%
AGL Resources Inc.	215,100	8,453
Nicor, Inc.	120,000	5,460
UGI Corp.	668,000	18,310
Total		32,223

See Notes to Schedule of Investments.

Investments	Shares	Value (000)

Utilities: Gas Pipelines 0.49%
El Paso Corp.	1,025,733	$15,919

Utilities: Telecommunications 4.12%
AT&T Inc.	2,490,170	93,705
Qwest Communications Int’l., Inc.*	981,300	7,998
Verizon Communications, Inc.	841,500	32,414
Total		134,117

Total Common Stocks (cost $2,697,951,098)		3,151,586

	Principal Amount (000)

SHORT-TERM INVESTMENT 3.01%

Repurchase Agreement

Repurchase Agreement dated 1/31/2007, 4.65% due 2/1/2007 with State Street Bank & Trust Co. collateralized by $99,680,000 of Federal Home Loan Bank at 5.45% due 1/23/2009; value: $99,804,600; proceeds: $97,859,125 (cost $97,846,487)	$97,846	$97,846

Total Investments in Securities 99.91% (cost $2,795,797,585)		3,249,432

Other Assets in Excess of Liabilities 0.09%		2,779
Net Assets 100.00%		$3,252,211

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - ALPHA STRATEGY FUND January 31, 2007

Investments	Shares	Value (000)

INVESTMENTS IN UNDERLYING FUNDS 98.23%

Lord Abbett Developing Growth Fund, Inc. - Class Y*(a)	5,129,162	$92,838

Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class Y*(b)	2,784,326	87,205

Lord Abbett Securities Trust - International Opportunities Fund - Class Y(b)	10,026,960	176,875

Total Investments in Underlying Funds (cost $294,498,069)		356,918

	Principal
	Amount (000)

SHORT-TERM INVESTMENT 1.58%

Repurchase Agreement
Repurchase Agreement dated 1/31/2007, 4.65% due 2/1/2007 with State Street Bank & Trust Co. collateralized by $ 5,880,000 of Federal Home Loan Mortgage Corp. at 5.30% due 1/9/2012; value: $5,865,300; proceeds: $5,750,623 (cost $5,749,880)	$5,750	$5,750

Total Investments in Securities 99.81% (cost $300,247,949)		362,668
Other Assets in Excess of Liabilities 0.19%		705
Net Assets 100.00%		$363,373

*                 Non-income producing security.

(a)          Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

(b)         Fund investment objective is long-term capital appreciation.

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND January 31, 2007

		U.S. $
Investments	Shares	Value (000)

LONG-TERM INVESTMENTS 96.25%

COMMON STOCKS 95.73%

Australia 1.19%
Coca-Cola Amatil Ltd.	959,157	$5,832
Downer EDI Ltd.	1,664,698	8,519
Total		14,351

Austria 0.60%
Telekom Austria AG	264,102	7,201

Belgium 2.52%
Delhaize Group	191,798	15,936
KBC Groep NV	114,620	14,454
Total		30,390

Brazil 0.50%
Companhia De Concessoes Rodoviria	457,600	6,011

Canada 2.52%
Addax Petroleum Corp.	122,744	3,379
Alcan, Inc.	374,070	19,078
OPTI Canada Inc.*	465,140	7,866
Total		30,323

Egypt 1.35%
Orascom Telecom Holdings (S.A.E.) GDR	235,700	16,263

France 7.07%
AXA	288,323	12,153
BNP Paribas S.A.	165,177	18,418
Carrefour S.A.	260,883	15,029
Sanofi-Aventis	105,620	9,285
Schneider Electric S.A.	74,692	9,019
UbiSoft Entertainment S.A.*	200,620	8,067
Vallourec S.A.	23,510	6,076
VINCI S.A.	52,994	7,280
Total		85,327

Germany 15.90%
adidas-Salomon AG	320,670	$15,430
Allianz AG Registered Shares	59,324	11,830
Deutsche Post AG Registered Shares	489,598	15,060
E. On AG	69,560	9,450
Fresenius Medical Care AG & Co KGaA	175,149	23,399
Hannover Rockversicherung AG*	201,817	9,001
Henkel KGaA	111,496	15,532
Hypo Real Estate Holding AG	221,494	14,599
Linde AG	180,456	19,328
Merck KGaA	176,950	20,632
SAP AG	220,348	10,169
Siemens AG	136,317	15,015
Symrise GmbH & Co. AG*	465,658	12,290
Total		191,735

Greece 3.56%
Greek Postal Savings Bank*	366,585	9,269
National Bank of Greece S.A.	651,661	33,719
Total		42,988

Hong Kong 2.43%
Agile Property Holdings Ltd.	9,968,000	8,145
China Unicom Ltd.	7,056,900	9,472
Galaxy Entertainment Group Ltd.*	6,365,000	6,457
Melco Int’l. Development Ltd.	1,053,000	2,228
Melco PBL Entertainment (Macau) Ltd. ADR*	156,600	3,029
Total		29,331

Indonesia 1.25%
Indosat tbk PT	22,903,500	15,101

Israel 0.76%
Teva Pharmaceutical Industries Ltd. ADR	260,900	9,158

Italy 1.09%
Mediobanca S.p.A.	577,158	13,164

See Notes to Schedule of Investments.

1

		U.S. $
Investments	Shares	Value (000)

Japan 15.59%
Don Quijote Co., Ltd.	721,300	$15,480
East Japan Railway Co.	1,911	13,254
Fanuc Ltd.	64,300	5,941
Jupiter Telecommunications Co., Ltd.*	11,175	9,158
Nippon Commercial Investment REIT*	4,268	20,548
Nissan Motors Co., Ltd.	1,520,400	18,999
Nissin Food Products Co., Ltd.	379,626	13,810
NSK Ltd.	1,136,000	10,402
ORIX Corp.	58,051	16,644
Ricoh Co., Ltd.	749,800	16,340
Sumitomo Corp.	1,041,300	16,153
Sumitomo Mitsui Financial Group	1,442	14,697
Tokyo Tatemono Co., Ltd.	1,364,000	16,569
Total		187,995

Kazakhstan 1.67%
Halyk Savings Bank GDR*+	41,591	981
Kazkommertsbank GDR*+	857,400	19,120
Total		20,101

Luxembourg 0.26%
Millicom Int’l. Cellular S.A.*	46,683	3,102

Netherlands 1.70%
ING Groep N.V. CVA	275,772	12,059
Koninklijke Ahold N.V.*	843,269	8,463
Total		20,522

Norway 3.12%
Petroleum Geo-Services ASA*	843,240	19,695
Teekay Petrojarl ASA*	276,439	3,234
Telenor ASA	726,460	14,726
Total		37,655

South Africa 1.31%
MTN Group Ltd.	1,317,914	15,821

South Korea 2.74%
Hana Financial Holdings	299,640	$14,799
Kookmin Bank*	119,010	9,468
Samsung Electronics Co., Ltd.	14,311	8,801
Total		33,068

Spain 0.57%
Cintra, Concesiones de Infraestructuras
de Transporte, S.A.	420,758	6,899

Switzerland 4.33%
Julius Baer Holding Ltd.	162,544	19,487
Nestle S.A. Registered Shares	34,032	12,485
Novartis AG Registered Shares	197,329	11,353
UBS AG Registered Shares*	143,046	8,949
Total		52,274

Taiwan 1.44%
Acer Inc.	4,741,000	8,927
MediaTek Inc.	776,300	8,464
Total		17,391

United Kingdom 22.26%
Aegis Group plc	4,981,274	13,799
Aviva plc	1,098,781	17,724
BAE Systems plc	2,534,622	20,803
Bluebay Asset Management plc*	256,335	1,964
British American Tobacco plc	303,474	9,206
British Land Company plc (The) REIT	561,614	17,312
Enterprise Inns plc	911,390	11,514
Kesa Electricals plc	2,252,465	15,024
Prudential plc	1,322,731	17,828
Punch Taverns plc	584,660	13,175
Reckitt Benckiser plc	250,542	12,055
Rolls-Royce Group plc*	863,257	7,937
Royal Bank of Scotland Group plc (The)	253,816	10,198
SABMiller plc	719,813	16,320
Shire plc	562,044	11,793

See Notes to Schedule of Investments.

2

		U.S. $
Investments	Shares	Value (000)

United Kingdom (Continued)
Smiths Group plc	285,864	$5,984
Tesco plc	2,120,002	17,410
Tullow Oil plc	573,164	4,488
Unilever plc	421,275	11,455
Vodafone Group plc	6,252,264	18,180
Yell Group plc	1,192,821	14,378
Total		268,547
Total Common Stocks (cost $1,045,589,582)		1,154,718

PREFERRED STOCK 0.49%

Brazil
Companhia Energetica de Minas Gerais (cost $5,909,015)	124,170,400	5,945

RIGHT 0.03%

Germany
Merck KGaA* (cost $0)	173,250	357

Total Long-Term Investments (cost $1,051,498,597)		1,161,020

	Principal
	Amount (000)
SHORT-TERM INVESTMENT 0.16%

Repurchase Agreement
Repurchase Agreement dated 1/31/2007, 4.65% due 2/1/2007 with State Street Bank & Trust Co. collateralized by $2,020,000 of Federal Home Loan Mortgage Corp. at 5.30% due 1/9/2012; value: $2,014,950; proceeds: $1,973,005 (cost $1,972,750)	$1,973	$1,973

Total Investments in Securities 96.41% (cost $1,053,471,347)		1,162,993
Foreign Cash and Other Assets in Excess of Liabilities 3.59%		43,312
Net Assets 100.00%		$1,206,305

ADR  American Depositary Receipt.

GDR   Global Depositary Receipt.

REIT  Real Estate Investment Trust.

*         Non-income producing security.

+          Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional  investors. Unless otherwise noted, 144A securities are deemed to be liquid.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND January 31, 2007

		U.S. $
Investments	Shares	Value (000)

COMMON STOCKS 95.67%

Australia 2.22%
Downer EDI Ltd.	885,814	$4,533
Newcrest Mining Ltd.	218,444	3,545
Zinifex Ltd.	120,028	1,529
Total		9,607

Canada 1.04%
Addax Petroleum Corp.	81,178	2,235
OPTI Canada Inc.*	134,732	2,278
Total		4,513

China 1.48%
Beauty China Holdings Ltd.	3,328,861	2,081
Celestial NutriFoods Ltd.*	4,430,584	4,328
Total		6,409

Denmark 1.04%
Topdanmark AS*	25,052	4,515

France 3.89%
Ipsos S.A.	63,671	2,191
Neopost S.A.	72,936	9,383
Vallourec S.A.	20,462	5,288
Total		16,862

Germany 13.44%
Arques Industries AG	286,640	6,713
AWD Holding AG	98,907	4,331
Fresenius Medical Care AG & Co. KGaA ADR	148,300	6,633
Hannover Rockversicherung AG*	66,484	2,965
Hypo Real Estate Holding AG	90,524	5,967
Patrizia Immobilien AG*	187,037	5,241
Puma AG Rudolf Dassler Sport	14,916	5,418
Rheinmetall AG	81,198	6,402
Symrise GmbH & Co. AG*	214,443	5,660
Wacker Chemie AG*	55,311	8,896
Total		58,226

Greece 2.89%
Greek Postal Savings Bank*	231,630	$5,857
Piraeus Bank S.A.	186,257	6,680
Total		12,537

Hong Kong 5.99%
Agile Property Holdings Ltd.	4,822,000	3,940
EganaGoldpfeil (Holdings) Ltd.	15,829,421	10,036
Melco Int’l. Development Ltd.	1,321,208	2,795
Melco PBL Entertainment ADR*	130,300	2,520
Playmates Holdings Ltd.	26,140,000	3,951
REXCAPITAL Financial Holdings Ltd.*	40,525,000	2,699
Total		25,941

Indonesia 0.54%
PT Indosat Tbk	3,543,000	2,336

Ireland 2.67%
FBD Holdings plc	86,329	4,456
Grafton Group plc UNIT*	396,119	6,107
Waterford Wedgwood plc UNIT*	11,603,480	983
Total		11,546

Italy 5.59%
Azimut Holding S.p.A.	497,787	6,962
Davide Campari-Milano S.p.A.	673,280	6,910
Hera S.p.A.	1,337,169	5,769
Milano Assicurazioni S.p.A.	573,528	4,567
Total		24,208

Japan 18.82%
Avex Group Holdings Inc.	288,200	4,776
CAPCOM Co. Ltd.	293,600	5,547
Don Quijote Co., Ltd.	212,600	4,563
IBIDEN Co. Ltd.	86,614	4,299
Japan General Estate Co. Ltd. (The)	204,000	5,629
Jupiter Telecommunications Co., Ltd.*	1,115	914
K.K. daVinci Advisors*	4,956	5,790
kabu.com Securities Co., Ltd.	1,329	2,258

See Notes to Schedule of Investments.

1

		U.S. $
Investments	Shares	Value (000)

Japan (Continued)
Matsui Securities Co., Ltd.	257,200	$2,278
Meisei Industrial Co., Ltd.*	303,000	1,351
Mitsui Mining & Smelting Co., Ltd.	399,200	2,051
Nabtesco Corp.	512,088	6,509
Nippon Commercial Investment Corp. REIT*	1,524	7,337
Nitori Co., Ltd.	138,450	6,402
Okinawa Cellular Telephone Co.	1,396	3,945
Sumitomo Rubber Industries, Ltd.	181,900	2,139
Tokuyama Corp.	290,900	4,664
Yamada Denki Co., Ltd.	67,670	5,619
ZEON Corp.	480,000	5,441
Total		81,512

Kazakhstan 1.28%
Halyk Savings Bank GDR*+	14,621	345
Kazkommertsbank GDR*+	233,653	5,211
Total		5,556

Netherlands 5.06%
Aalberts Industries N.V.	74,471	6,877
Koninklijke BAM Groep N.V.	316,016	6,545
LMA Int’l. N.V.*	7,287,000	2,681
Wavin N.V.*	294,467	5,814
Total		21,917

Norway 2.46%
Petroleum Geo-Services ASA*	213,230	4,980
Songa Offshore ASA*	627,338	5,655
Total		10,635

Philippines 1.52%
Ayala Corp.	509,657	6,566

Spain 4.51%
Enagas, S.A.	168,973	3,704
Prosegur Compania de Seguridad S.A.	291,457	9,562
Vueling Airlines S.A.*	111,561	6,252
Total		19,518

Sweden 3.07%
Getinge AB Class B	290,300	$6,307
KappAhl Holding AB	588,135	6,982
Total		13,289

Switzerland 1.08%
Geberit AG	2,760	4,663

Taiwan 2.29%
Chi Mei Optoelectronics Corp.	4,185,000	4,080
MediaTek Inc.	220,000	2,398
Motech Industries Inc.	241,000	3,455
Total		9,933

Turkey 1.27%
Turkiye Is Bankasi A.S. (Isbank)
Registered Shares GDR	295,680	1,403
Turkiye Vakiflar Bankasi TAO*	786,320	1,946
Turkiye Vakiflar Bankasi TAO	823,672	2,132
Total		5,481

United Kingdom 13.52%
Balfour Beatty plc	616,522	5,048
BlueBay Asset Management plc*	1,152,930	8,834
Burberry Group plc	504,825	6,531
Ceres Power Holdings plc*	392,117	1,849
Intertek Group plc	431,143	7,264
Man Group plc	509,268	5,351
Michael Page Int’l. plc	611,401	5,736
Northgate plc	194,229	4,205
Northgate Information Solutions plc	1,971,099	3,292
Punch Taverns plc	276,432	6,229
RHM plc	290,511	2,243
Slough Estates plc REIT	133,798	1,953
Total		58,535

Total Common Stocks (cost $342,498,435)		414,305

See Notes to Schedule of Investments.

2

	Principal	U.S. $
Investments	Amount (000)	Value (000)

SHORT-TERM INVESTMENT 0.24%

Repurchase Agreement
Repurchase Agreement dated 1/31/2007, 4.65% due 2/1/2007 with State Street Bank & Trust Co. collateralized by $1,025,000 of Federal Home Loan Bank at 5.25% due 8/5/2009; value: $1,053,188; proceeds: $1,029,300 (cost $1,029,167)	$1,029	$1,029

Total Investments in Securities 95.91% (cost $343,527,602)		415,334
Foreign Cash and Other Assets in Excess of Liabilities 4.09%		17,713
Net Assets 100.00%		$433,047

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
REIT	Real Estate Investment Trust.
UNIT	More than one class of securities traded together.
*	Non-income producing security.
+

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - LARGE-CAP VALUE FUND January 31, 2007

Investments	Shares	Value (000)

COMMON STOCKS 96.47%

Aerospace 0.71%
Lockheed Martin Corp.	2,410	$234
Rockwell Collins, Inc.	2,930	200
Total		434

Agriculture, Fishing & Ranching 1.13%
Monsanto Co.	12,662	698

Banks 8.40%
Bank of America Corp.	11,320	595
Bank of New York Co., Inc. (The)	13,791	552
Fifth Third Bancorp	5,140	205
JPMorgan Chase & Co.	20,200	1,029
Marshall & Ilsley Corp. (The)	9,530	448
Mellon Financial Corp.	12,200	521
Mitsubishi UFJ Financial Group, Inc. ADR	10,960	133
Regions Financial Corp.	9,060	329
SunTrust Banks, Inc.	7,410	616
U.S. Bancorp	13,340	475
Wachovia Corp.	360	20
Zions Bancorp.	2,930	249
Total		5,172

Beverage: Brewers 0.56%
Anheuser-Busch Cos., Inc.	6,800	347

Beverage: Soft Drinks 2.55%
Coca-Cola Co. (The)	9,310	446
Coca-Cola Enterprises, Inc.	15,690	322
PepsiCo, Inc.	12,282	801
Total		1,569

Biotechnology Research & Production 1.58%
Baxter Int’l., Inc.	19,633	975

Chemicals 0.56%
Praxair, Inc.	5,484	346

Communications & Media 0.62%
Time Warner Inc.	17,370	380

Communications Technology 0.43%
Alcatel-Lucent Sponsored ADR	15,730	$204
Juniper Networks, Inc.*	3,230	59
Total		263

Computer Technology 2.77%
Hewlett-Packard Co.	13,250	574
Int’l. Business Machines Corp.	4,240	420
Sun Microsystems, Inc.*	107,540	714
Total		1,708

Consumer Products 0.90%
Kimberly-Clark Corp.	7,940	551

Diversified Financial Services 4.75%
American Express Co.	4,220	246
Citigroup, Inc.	43,969	2,424
MetLife, Inc.	4,110	255
Total		2,925

Drug & Grocery Store Chains 2.56%
CVS Corp.	14,290	481
Kroger Co. (The)	42,775	1,095
Total		1,576

Drugs & Pharmaceuticals 10.70%
Abbott Laboratories	9,660	512
AstraZeneca plc ADR	2,730	153
Bristol-Myers Squibb Co.	14,460	416
Johnson & Johnson	6,090	407
Medimmune, Inc.*	8,140	282
Merck & Co., Inc.	11,974	536
Novartis AG ADR	21,403	1,235
Sanofi-Aventis ADR	18,630	821
Schering-Plough Corp.	15,606	390
Teva Pharmaceutical Industries Ltd. ADR	15,730	552
Wyeth	26,045	1,287
Total		6,591

Electrical Equipment & Components 0.99%
Emerson Electric Co.	13,592	611

See Notes to Schedule of Investments.

1

Investments	Shares	Value (000)

Electronics: Semi-Conductors/Components 0.43%
Microchip Technology, Inc.	7,570	$263

Electronics: Technology 2.37%
General Dynamics Corp.	7,470	584
Raytheon Co.	16,910	877
Total		1,461

Engineering & Contracting Services 0.25%
Fluor Corp.	1,880	155

Financial Data Processing Services & Systems 0.50%
Automatic Data Processing, Inc.	6,440	307

Financial: Miscellaneous 2.79%
Fannie Mae	14,540	822
Freddie Mac	8,420	547
MBIA, Inc.	4,840	347
Total		1,716

Foods 3.93%
Campbell Soup Co.	19,850	764
Kellogg Co.	4,610	227
Kraft Foods, Inc. Class A	40,915	1,429
Total		2,420

Gold 2.16%
Barrick Gold Corp. (Canada)(a)	25,130	744
Newmont Mining Corp.	13,012	587
Total		1,331

Health & Personal Care 0.22%
Medco Health Solutions, Inc.*	2,330	138

Insurance: Multi-Line 2.85%
Allstate Corp. (The)	1,050	63
American Int’l. Group, Inc. (The)	18,872	1,292
Hartford Financial Services Group, Inc. (The)	1,620	154
Lincoln National Corp.	3,620	243
Total		1,752

Insurance: Property-Casualty 0.58%
ACE Ltd. (Bermuda)(a)	6,170	$357

Machinery: Industrial/Specialty 0.30%
Illinois Tool Works Inc.	3,650	186

Machinery: Oil Well Equipment & Services 1.27%
Schlumberger Ltd. (Netherlands Antilles)(a)	12,268	779

Medical & Dental Instruments & Supplies 1.77%
Boston Scientific Corp.*	58,900	1,087

Milling: Fruit & Grain Processing 0.24%
Archer Daniels Midland Co.	4,660	149

Miscellaneous: Consumer Staples 1.39%
Diageo plc ADR	10,865	855

Multi-Sector Companies 3.40%
Eaton Corp.	3,922	307
General Electric Co.	49,460	1,783
Total		2,090

Oil: Crude Producers 0.67%
Devon Energy Corp.	5,920	415

Oil: Integrated International 6.92%
Chevron Corp.	9,230	673
Exxon Mobil Corp.	48,421	3,588
Total		4,261

Paper 1.05%
International Paper Co.	19,229	648

Publishing: Miscellaneous 0.03%
Idearc Inc.*	553	18

Publishing: Newspapers 0.38%
Gannett Co., Inc.	3,990	232

See Notes to Schedule of Investments.

2

Investments	Shares	Value (000)

Radio & TV Broadcasters 0.44%
News Corp. Class B	11,200	$274

Rental & Leasing Services: Consumer 0.25%
Hertz Global Holdings, Inc.*	8,330	155

Retail 1.86%
Costco Wholesale Corp.	2,730	153
Federated Department Stores Inc.	7,700	319
TJX Cos., Inc. (The)	14,400	426
Wal-Mart Stores, Inc.	5,130	245
Total		1,143

Services: Commercial 2.42%
IAC/InterActiveCorp*	19,305	741
Waste Management, Inc.	19,720	749
Total		1,490

Soaps & Household Chemicals 5.21%
Clorox Co. (The)	9,730	636
Procter & Gamble Co. (The)	39,629	2,571
Total		3,207

Utilities: Cable TV & Radio 1.85%
Comcast Corp. Special Class A*	26,178	1,138

Utilities: Electrical 5.90%
Ameren Corp.	6,290	334
Consolidated Edison, Inc.	6,680	322
Dominion Resources, Inc.	5,070	421
FPL Group, Inc.	11,190	634
PG&E Corp.	18,230	851
PPL Corp.	13,330	475
Southern Co. (The)	16,340	597
Total		3,634

Utilities: Gas Distributors 0.49%
Spectra Energy Corp.*	11,640	304

Utilities: Gas Pipelines 0.57%
El Paso Corp.	22,695	352

Utilities: Telecommunications 4.77%
AT&T Inc.	66,638	$2,508
Verizon Communications, Inc.	11,065	426
Total		2,934

Total Common Stocks (cost $51,341,759)		59,397

	Principal
	Amount (000)

SHORT-TERM INVESTMENT 3.32%

Repurchase Agreement
Repurchase Agreement dated 1/31/2007, 4.65% due 2/1/2007 with State Street Bank & Trust Co. collateralized by $2,080,000 of Federal Home Loan Bank at 5.45% due 1/23/2009; value: $2,082,600; proceeds: $2,040,728 (cost $2,040,465)	$2,040	2,040

Total Investments in Securities 99.79% (cost $53,382,224)		61,437
Cash and Other Assets in Excess of Liabilities 0.21%		132
Net Assets 100.00%		$61,569

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND January 31, 2007

Investments	Shares	Value (000)

COMMON STOCKS 89.90%

Aerospace 2.51%
Alliant Techsystems Inc.*	22,090	$1,789
Curtiss-Wright Corp.	27,720	1,059
Total		2,848

Air Transportation 0.48%
AAR Corp.*	18,380	548

Aluminum 0.61%
Kaiser Aluminum Corp.*	10,549	697

Banks 1.66%
Colonial BancGroup Inc. (The)	15,410	378
Cullen/Frost Bankers, Inc.	28,185	1,509
Total		1,887

Beverage: Brewers 1.68%
Molson Coors Brewing Co.	23,635	1,910

Building: Materials 3.61%
NCI Building Systems, Inc.*	37,555	2,138
Watsco, Inc.	38,575	1,968
Total		4,106

Chemicals 4.03%
Albemarle Corp.	14,860	1,159
Cabot Corp.	24,055	1,076
Lubrizol Corp. (The)	31,493	1,623
Sigma-Aldrich Corp.	19,137	726
Total		4,584

Communications Technology 6.60%
Anaren, Inc.*	1,675	28
Anixter Int’l., Inc.*	77,454	4,281
Harris Corp.	51,645	2,624
ViaSat, Inc.*	17,380	573
Total		7,506

Computer Technology 3.27%
Radiant Systems, Inc.*	178,023	2,008
Zebra Technologies Corp., Class A*	49,285	1,709
Total		3,717

Containers & Packaging: Metal & Glass 1.61%
Silgan Holdings, Inc.	39,083	$1,830

Containers & Packaging: Paper & Plastic 0.42%
Sonoco Products Co.	12,455	480

Diversified Manufacturing 2.40%
American Standard Cos. Inc.	37,875	1,871
Hexcel Corp.*	44,836	862
Total		2,733

Drugs & Pharmaceuticals 1.13%
Mylan Laboratories, Inc.	58,135	1,287

Electrical Equipment & Components 2.57%
AMETEK, Inc.	46,525	1,612
Cooper Industries Ltd., Class A	10,710	979
Sonic Solutions*	18,235	335
Total		2,926

Electronics 2.02%
Napco Security Systems, Inc.*	264,648	1,590
Vishay Intertechnology, Inc.*	53,641	705
Total		2,295

Electronics: Technology 2.69%
PerkinElmer, Inc.	56,730	1,354
ScanSource, Inc.*	58,045	1,703
Total		3,057

Engineering & Contracting Services 1.65%
Foster Wheeler Ltd.*	10,745	575
URS Corp.*	30,405	1,306
Total		1,881

Fertilizers 1.55%
Scotts Miracle-Gro Co.,
Class A (The)	32,935	1,764

Financial Data Processing Services & Systems 1.35%
Fair Isaac Corp.	9,845	392
Fiserv, Inc.*	21,660	1,139
Total		1,531

See Notes to Schedule of Investments.

1

Investments	Shares	Value (000)

Financial Information Services 0.93%
Dun & Bradstreet Corp. (The)*	12,480	$1,061

Financial: Miscellaneous 0.43%
Financial Federal Corp.	17,005	486

Foods 0.58%
Sanderson Farms, Inc.	20,870	660

Health & Personal Care 1.48%
Amedisys, Inc.*	52,083	1,683

Healthcare Facilities 0.78%
LifePoint Hospitals, Inc.*	26,080	886

Healthcare Management Services 0.99%
IMS Health Inc.	39,030	1,126

Household Furnishings 1.67%
Mohawk Industries, Inc.*	23,015	1,897

Identification Control & Filter Devices 1.38%
ESCO Technologies, Inc.*	21,565	1,030
IDEX Corp.	10,350	537
Total		1,567

Insurance: Multi-Line 1.70%
Assurant, Inc.	34,730	1,930

Insurance: Property-Casualty 2.64%
Argonaut Group, Inc.*	46,965	1,575
Montpelier Re Holdings Ltd.
(Bermuda)(a)	81,760	1,425
Total		3,000

Machinery: Oil Well Equipment & Services 0.92%
Hanover Compressor Co.*	54,245	1,050

Medical & Dental Instruments & Supplies 1.05%
Patterson Companies, Inc.*	31,590	$1,188

Metal Fabricating 3.99%
Quanex Corp.	46,831	1,835
Reliance Steel & Aluminum Co.	30,990	1,291
Shaw Group Inc. (The)*	41,876	1,414
Total		4,540

Multi-Sector Companies 2.90%
Carlisle Cos., Inc.	28,245	2,300
Kaman Corp.	43,895	1,001
Total		3,301

Office Furniture & Business Equipment 0.34%
Diebold, Inc.	8,220	381

Oil: Crude Producers 1.60%
Penn West Energy Trust
(Canada) Unit(a)	59,905	1,816

Publishing: Miscellaneous 0.97%
Meredith Corp.	18,695	1,102

Railroad Equipment 1.03%
Wabtec Corp.	36,639	1,173

Rental & Leasing Services: Commercial 1.58%
Williams Scotsman Int’l., Inc.*	88,915	1,798

Retail 3.90%
Guitar Center, Inc.*	24,232	1,109
Lithia Motors, Inc.	49,285	1,416
Sonic Automotive, Inc.	60,725	1,904
Total		4,429

Services: Commercial 4.35%
CDI Corp.	60,380	1,568
CRA Int’l., Inc.*	24,334	1,312
Monro Muffler Brake, Inc.	54,862	2,070
Total		4,950

See Notes to Schedule of Investments.

2

Investments	Shares	Value (000)

Steel 3.76%
Carpenter Technology Corp.	4,810	$564
Harsco Corp.	43,191	3,709
Total		4,273

Textiles Apparel Manufacturers 0.95%
Phillips-Van Heusen Corp.	19,534	1,077

Truckers 0.16%
Heartland Express, Inc.	10,643	180

Utilities: Electrical 3.69%
Avista Corp.	54,690	1,375
Black Hills Corp.	27,610	1,024
NiSource, Inc.	28,620	681
PNM Resources, Inc.	36,740	1,120
Total		4,200

Utilities: Gas Distributors 2.47%
Piedmont Natural Gas Co., Inc.	47,675	1,230
UGI Corp.	57,470	1,576
Total		2,806

Utilities: Telecommunications 1.82%
Leap Wireless International, Inc.*	31,559	2,073

Total Common Stocks (cost $97,446,578)		102,220

	Principal
	Amount (000)

SHORT-TERM INVESTMENT 12.10%

Repurchase Agreement
Repurchase Agreement dated 1/31/2007, 4.65% due 2/1/2007 with State Street Bank & Trust Co. collateralized by $14,070,000 of Federal Home Loan Mortgage Corp. at 5.30% due 1/9/2012; value: $14,034,825; proceeds: $13,760,620 (cost $13,758,842)	$13,759	$13,759

Total Investments in Securities 102.00% (cost $111,205,420)		115,979
Liabilities in Excess of Other Assets (2.00%)		(2,276)
Net Assets 100.00%		$113,703

UNIT	More than one class of securities traded together.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified open-end management investment company organized as a Delaware statutory trust on February 26, 1993. The Trust currently consists of eight funds. This report covers the following six funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett All Value Fund (“All Value Fund”); Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”);  Lord Abbett International Core Equity Fund (“International Core Equity Fund”); Lord Abbett International Opportunities Fund (“International Opportunities Fund”); Lord Abbett Large-Cap Value Fund (“Large-Cap Value Fund”); and Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”). Value Opportunities Fund commenced investment operations and was effective with the SEC on December 20, 2005. Shares first became available to the public on January 3, 2006.

All Value Fund’s investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value. Each of Alpha Strategy Fund’s, International Core Equity Fund’s, International Opportunities Fund’s, and Value Opportunities Fund’s investment objective is to seek long-term capital appreciation. Alpha Strategy Fund invests in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Large-Cap Value Fund’s investment objective is to seek a high level of total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)          Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)         Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)          Foreign Transactions-The books and records of International Core Equity Fund and International Opportunities Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

(d)         Forward Foreign Currency Exchange Contracts–International Core Equity Fund and International Opportunities Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued at forward exchange rates. As of January 31, 2007, there were no open forward foreign currency exchange contracts outstanding.

(e)          Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, each Fund may incur a loss upon disposition of the securities.

(f)            When-Issued or Forward Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprises securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at a Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3. FEDERAL TAX INFORMATION

As of January 31, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	All Value Fund	Alpha Strategy Fund	International Core Equity Fund
Tax cost	$2,796,006,944	$301,006,682	$1,056,090,954
Gross unrealized gain	465,698,038	61,661,678	113,465,563
Gross unrealized loss	(12,272,477)	—	(6,563,167)
Net unrealized security gain	$453,425,561	$61,661,678	$106,902,396

	International Opportunities Fund	Large-Cap Value Fund	Value Opportunities Fund
Tax cost	$344,090,454	$53,528,012	$111,626,874
Gross unrealized gain	76,009,940	8,145,151	4,894,058
Gross unrealized loss	(4,766,178)	(236,016)	(542,477)
Net unrealized security gain	$71,243,762	$7,909,135	$4,351,581

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain foreign securities and wash sales.

4. INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Funds invest.

Large company value stocks, in which each of the All Value Fund and Large-Cap Value Fund invest, may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. Small and mid-sized company stocks, in which Value Opportunities Fund invests, may also perform differently than the market as a whole and other types of stocks, such as large-company and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of a particular value stock for a long time. The small and mid-sized company stocks in which Value Opportunities Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Funds could suffer losses or produce poor performance relative to other funds, even in a rising market.

In addition, although All Value Fund invests a significant portion of its assets in large-cap company stocks, it also invests in mid-cap and small-cap company stocks which may be more volatile and less liquid than large-cap stocks.

International Core Equity Fund is subject to the risks of investing in foreign securities and in the securities of large foreign companies. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls.

International Opportunities Fund is also subject to the risks of investing in foreign securities and in the securities of small-cap companies. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. Investing in small-cap companies generally involves greater risks than investing in the stocks of large-cap companies, including more volatility and less liquidity.

Alpha Strategy Fund’s investments are concentrated in the Underlying Funds and, as a result, the Fund’s performance is directly related to their performance and subject to their risks, including those associated with foreign investments and small-cap companies.

Due to their investments in multinational companies, All Value Fund, Large-Cap Value Fund, and Alpha Strategy Fund may experience increased market, liquidity, currency, political, information and other risks.

These factors can affect each Fund’s performance.

Alpha Strategy Fund invests in other funds (“Underlying Funds”) managed by Lord Abbett. As of January 31, 2007, Alpha Strategy Fund’s long term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Developing Growth Fund, Inc. – Class Y	26.01%
Lord Abbett Securities Trust – Lord Abbett International Opportunities Fund – Class Y	49.56%
Lord Abbett Research Fund, Inc. – Lord Abbett Small-Cap Value Fund – Class Y	24.43%

The Ten Largest Holdings and the Holdings by Sector, as of January 31, 2007, for each Underlying Fund are presented below. Each Underlying Fund’s Annual and Semiannual Reports, which are sent to shareholders and filed with the SEC, contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on the Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.LordAbbett.com or requested at no charge by calling Lord Abbett at 800-821-5129.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Century Aluminum Co.	2.05%
Equinix, Inc.	1.73%
Crocs, Inc.	1.68%
Heartland Payment Systems, Inc.	1.50%
First Solar Inc.	1.49%
IPG Photonics Corp.	1.46%
SINA Corp.	1.44%
Thomas Weisel Partners Group	1.42%
International Securities Exchange Holdings, Inc.	1.41%
WebMD Health Corp.	1.37%

Holdings by Sector	% of Investments
Auto & Transportation	2.02%
Consumer Discretionary	29.22%
Financial Services	11.78%
Healthcare	18.27%
Materials & Processing	4.60%
Other Energy	4.75%
Producer Durables	7.10%
Technology	18.61%
Utilities	1.92%
Short-Term Investment	1.73%
Total	100.00%

Lord Abbett Securities Trust - International Opportunities Fund

Ten Largest Holdings	% of Investments
EganaGoldpfeil (Holdings) Ltd.	2.42%
Prosegur Compania de Seguridad, S.A.	2.30%
Neopost S.A.	2.26%
Wacker Chemie AG	2.14%
Bluebay Asset Management	2.13%
Nippon Commercial Investment	1.77%
Intertek Group plc	1.75%
Azimut Holding S.p.A	1.68%
KappAhl Holding AB	1.68%
Davide Campari-Milano S.p.A.	1.66%

Holdings by Sector	% of Investments
Basic Materials	9.05%
Consumer Cyclicals	17.75%
Consumer Non-Cyclicals	6.62%
Diversified Financials	9.32%
Energy	3.95%
Healthcare	3.76%
Industrial Goods & Services	18.62%
Non-Property Financials	14.59%
Property & Property Services	4.77%
Technology	5.55%
Telecommunications	1.51%
Transportation	2.87%
Utilities	1.39%
Short-Term Investment	0.25%
Total	100.00%

Lord Abbett Research Fund, Inc. – Small-Cap Value Fund

Ten Largest Holdings	% of Investments
Anixter Int’l., Inc.	3.53%
PNM Resources, Inc.	3.08%
Quanex Corp.	2.64%
Shaw Group Inc. (The)	2.63%
Curtiss-Wright Corp.	2.53%
Hexcel Corp.	2.39%
Ruby Tuesday, Inc.	2.23%
Trinity Industries, Inc.	1.99%
Black Hills Corp.	1.98%
Avista Corp.	1.89%

Holdings by Sector	% of Investments
Auto & Transportation	6.01%
Consumer Discretionary	9.66%
Consumer Staples	1.57%
Financial Services	16.17%
Healthcare	5.53%
Materials & Processing	21.14%
Other	3.66%
Other Energy	2.32%
Producer Durables	7.07%
Technology	11.44%
Utilities	10.00%
Short-Term Investment	5.43%
Total	100.00%

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - MICRO-CAP GROWTH FUND January 31, 2007

		Value
Investments	Shares	(000)

COMMON STOCKS 96.38%

Auto Components 1.39%
Spartan Motors, Inc.	7,400	$124

Auto Parts: Original Equipment 1.57%
Fuel Systems Solutions Inc.*	6,300	140

Banks 1.73%
AmericanWest Bancorporation	2,900	65
Enterprise Financial Services Corp.	2,900	89
Total		154

Beverage: Brewers 1.02%
Boston Beer Company, Inc. (The)*	2,600	91

Beverage: Soft Drinks 2.64%
Jones Soda Co.*	16,700	235

Biotechnology Research & Production 3.32%
Allos Therapeutics Inc.*	14,400	90
Array BioPharma Inc.*	6,600	91
Enzon Pharmaceuticals, Inc.*	12,800	114
Total		295

Casinos & Gambling 1.80%
Century Casinos, Inc.*	6,400	69
GameTech International, Inc.*	7,800	91
Total		160

Communications Technology 2.90%
Oplink Communications, Inc.*	6,800	129
UCN Inc.*	43,200	129
Total		258

Computer Services, Software & Systems 16.01%
Applix, Inc*	14,200	153
Blue Coat Systems, Inc.*	3,700	93
Concur Technologies, Inc.*	4,500	68
Interactive Intelligence, Inc.*	6,200	124
Internet Capital Group, Inc.*	7,900	88
LivePerson, Inc.*	12,630	78
NaviSite, Inc.*	38,000	205

Omniture, Inc.*	7,100	$108
Sigma Designs, Inc.*	5,200	126
Taleo Corp. Class A*	9,700	136
Unica Corp.*	10,400	124
VA Software Corp.*	23,700	122
Total		1,425

Computer Technology 1.19%
Stratasys, Inc.*	3,300	106

Cosmetics 1.07%
Physicians Formula Holdings, Inc.*	4,600	95

Education Services 0.95%
Capella Education Co.*	3,000	85

Electrical & Electronics 0.79%
Power Intergrations, Inc.*	3,100	70

Electrical Equipment & Components 1.64%
Color Kinetics Inc.*	7,200	146

Electronics: Instruments, Gauges & Meters 1.36%
FARO Technologies, Inc.*	4,900	121

Electronics: Medical Systems 0.73%
Natus Medical Inc.*	4,300	65

Electronics: Semi-Conductors/Components 5.89%
Mindspeed Technologies Inc.*	47,500	94
MIPS Technologies, Inc.*	14,400	120
Monolithic Power Systems, Inc.*	14,400	177
Techwell Inc.*	7,800	133
Total		524

Electronics: Technology 1.16%
NovAtel, Inc. (Canada)*(a)	2,500	103

Energy: Miscellaneous 1.21%
Dawson Geophysical Co.*	3,100	108

See Notes to Schedule of Investments.

1

		Value
Investments	Shares	(000)

Foods 0.83%
NutraCea*	31,300	$74

Health & Personal Care 1.97%
Bio-Reference Laboratories, Inc.*	2,900	67
Symbion, Inc.*	5,800	108
Total		175

Healthcare Management Services 2.54%
Phase Forward Inc.*	8,800	119
Vital Images, Inc.*	3,200	107
Total		226

Insurance: Property-Casualty 1.18%
Darwin Professional Underwriters, Inc.*	4,552	105

Jewelry Watches & Gemstones 1.60%
LJ International Inc. (Hong Kong)*(a)	19,900	142

Machinery: Industrial/Specialty 1.44%
Force Protection, Inc.*	7,100	128

Medical & Dental Instruments & Supplies 6.75%
Conceptus, Inc.*	3,800	88
Hansen Medical, Inc.*	11,800	189
I-Flow Corp.*	9,300	146
Micrus Endovascular Corp.*	7,500	178
Total		601

Metal Fabricating 0.80%
RBC Bearings Inc.*	2,300	71

Miscellaneous: Technology 1.89%
Vocus, Inc.*	9,000	168

Office Furniture & Business Equipment 2.08%
iCAD, Inc.*	38,600	185

Oil: Crude Producers 3.15%
Bronco Drilling Co., Inc.*	8,900	141
Edge Petroleum Corp.*	9,400	139
Total		280

Production Technology Equipment 1.30%
EXFO Electro-Optical Engineering, Inc. (Canada)*(a)	17,300	$116

Restaurants 0.91%
Buffalo Wild Wings, Inc.*	1,600	81

Retail 7.06%
Casual Male Retail Group, Inc.*	9,900	124
Duckwall-ALCO Stores Inc.*	1,900	67
Gaiam, Inc.*	5,400	68
Gander Mountain Co.*	9,500	95
Shutterfly, Inc.*	9,000	120
Volcom, Inc.*	4,800	154
Total		628

Securities Brokerage & Services 1.51%
Thomas Weisel Partners Group*	6,700	134

Services: Commercial 4.38%
Knot, Inc. (The)*	3,160	95
Liquidity Services Inc.*	8,300	166
PeopleSupport, Inc.*	5,400	129
Total		390

Steel 4.93%
Olympic Steel, Inc.	5,200	138
Universal Stainless & Alloy
Products Inc.*	2,700	120
Wheeling-Pittsburgh Corp.*	7,400	181
Total		439

Utilities: Telecommunications 3.69%
Atlantic Tele-Network, Inc.	4,100	123
Eschelon Telecom, Inc.*	9,000	205
Total		328

Total Common Stocks (cost $7,491,302)		8,576

See Notes to Schedule of Investments.

2

	Principal
	Amount	Value
Investments	(000)	(000)

SHORT-TERM INVESTMENT 3.80%

Repurchase Agreement
Repurchase Agreement dated 1/31/2007, 4.65% due 2/1/2007 with State Street Bank & Trust Co. collateralized by $340,000 of Federal National Mortgage Assoc. at 6.00% due 4/18/2036; value: $345,950; proceeds: $338,384 (cost $338,340)	$338	$338

Total Investments in Securities 100.18% (cost $7,829,642)		8,914
Liabilities in Excess of Other Assets (0.18%)		(16)
Net Assets 100.00%		$8,898

*                 Non-income producing security.

(a)          Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - MICRO-CAP VALUE FUND January 31, 2007

		Value
Investments	Shares	(000)

COMMON STOCKS 96.31%

Aerospace 1.83%
Allied Defense Group, Inc. (The)*	5,400	$96
Ladish Co., Inc.*	9,030	368
Total		464

Air Transportation 0.40%
Frontier Airlines Holdings*	13,800	102

Auto Parts: After Market 0.85%
Keystone Automotive Industries, Inc.*	6,000	215

Auto Parts: Original Equipment 3.61%
Amerigon Inc.*	48,400	529
Strattec Security Corp.*	8,300	387
Total		916

Banks 6.94%
CoBiz, Inc.	12,550	259
Columbia Bancorp	10,260	255
Dearborn Bancorp, Inc.*	3,974	70
Franklin Bank Corp.*	10,600	201
North Bay Bancorp	10,075	344
Pennsylvania Commerce Bancorp, Inc.*	10,900	303
Southwest Bancorp, Inc.	12,300	328
Total		1,760

Biotechnology Research & Production 1.71%
Kensey Nash Corp.*	13,700	434

Chemicals 7.33%
Landec Corp.*	29,700	364
NuCo2, Inc.*	14,600	319
Penford Corp.	12,100	217
Quaker Chemical Corp.	17,700	393
Ultralife Batteries, Inc.*	50,500	565
Total		1,858

Communications Technology 3.07%
Anaren, Inc.*	23,500	388
Bel Fuse, Inc. Class A	13,800	390
Total		778

Computer Services, Software & Systems 4.44%
Applix, Inc.*	41,300	$447
COMSYS IT Partners Inc.*	14,700	318
Moldflow Corp.*	25,200	362
Total		1,127

Computer Technology 3.01%
Radiant Systems, Inc.*	44,200	499
Rimage Corp.*	10,900	264
Total		763

Consumer Electronics 1.23%
LoJack Corp.*	17,400	312

Drug & Grocery Store Chains 1.27%
Susser Holdings Corp.*	17,700	321

Electrical Equipment & Components 1.79%
AZZ Inc.*	2,400	96
Powell Industries, Inc.*	11,100	357
Total		453

Electronics 1.26%
Napco Security Systems, Inc.*	53,300	320

Financial: Miscellaneous 1.66%
Federal Agricultural Mortgage Corp. Class C	15,190	422

Funeral Parlors & Cemetery 1.92%
Carriage Services, Inc.*	66,600	360
Rock of Ages Corp.*	30,400	126
Total		486

Health & Personal Care 2.15%
Psychemedics Corp.	29,300	546

Healthcare Facilities 0.34%
Capital Senior Living Corp.*	8,200	87

Healthcare Management Services 3.76%
American Dental Partners, Inc.*	25,400	540
National Medical Health Card Systems, Inc.*	31,100	413
Total		953

See Notes to Schedule of Investments.

1

		Value
Investments	Shares	(000)

Hotel/Motel 0.78%
Interstate Hotels & Resorts, Inc.*	26,800	$197

Household Furnishings 0.55%
Hooker Furniture Corp.	8,900	139

Insurance: Property-Casualty 2.50%
Donegal Group Inc.	20,833	395
Navigators Group, Inc. (The)*	5,000	239
Total		634

Machinery: Industrial/Specialty 5.18%
Graham Corp.	21,330	303
Key Technology, Inc.*	20,700	304
Tennant Co.	9,600	297
Twin Disc, Inc.	10,100	411
Total		1,315

Machinery: Oil Well Equipment & Services 1.34%
Lufkin Industries, Inc.	5,700	341

Medical & Dental Instruments & Supplies 7.48%
Abaxis, Inc.*	20,200	436
Cardiac Science Corp.*	32,200	296
Medical Action Industries, Inc.*	12,580	397
Merit Medical Systems, Inc.*	15,400	243
Molecular Devices Corp.*	14,900	524
Total		1,896

Metal Fabricating 1.50%
NN, Inc.	29,800	380

Metals & Minerals Miscellaneous 0.79%
A.M. Castle & Co.	8,000	200

Miscellaneous: Materials & Commodities 1.11%
Lydall, Inc.*	21,000	281

Oil: Crude Producers 0.72%
Bronco Drilling Co., Inc.*	7,900	125
Pioneer Drilling Co.*	4,500	57
Total		182

Pollution Control & Environmental Services 0.90%
Team, Inc.*	6,700	$229

Railroad Equipment 1.44%
Portec Rail Products, Inc.	36,600	366

Real Estate Investment Trusts 1.77%
Agree Realty Corp.	1,500	54
Supertel Hospitality, Inc.	56,900	395
Total		449

Rental & Leasing Services: Commercial 3.50%
Marlin Business Services Corp.*	17,300	405
McGrath RentCorp	15,800	484
Total		889

Retail 1.58%
Rush Enterprises, Inc. Class B*	23,400	400

Services: Commercial 8.33%
Ambassadors Int’l., Inc.	11,200	314
Collectors Universe, Inc.	26,000	343
Exponent, Inc.*	33,300	620
Monro Muffler Brake, Inc.	16,300	615
Waste Industries USA, Inc.	7,500	222
Total		2,114

Steel 0.49%
Universal Stainless & Alloy Products, Inc.*	2,800	124

Telecommunications Equipment 0.28%
C-COR Inc.*	5,100	70

Textiles Apparel Manufacturers 3.34%
Hartmarx Corp.*	51,200	357
Lakeland Industries, Inc.*	33,300	489
Total		846

Transportation: Miscellaneous 1.47%
Quixote Corp.	18,000	374

See Notes to Schedule of Investments.

2

		Value
Investments	Shares	(000)

Truckers 1.38%
Marten Transport, Ltd.*	22,800	$349

Utilities: Gas Distributors 1.31%
Chesapeake Utilities Corp.	11,300	333

Total Common Stocks (cost $19,274,589)		24,425

	Principal
	Amount
	(000)

SHORT-TERM INVESTMENT 4.49%

Repurchase Agreement
Repurchase Agreement dated 1/31/2007, 4.65% due 2/1/2007 with State Street Bank & Trust Co. collateralized by $1,170,000 of Federal Home Loan Mortgage Corp. at 5.30% due 1/9/2012; value: $1,167,075; proceeds: $1,139,948 (cost $1,139,801)	$1,140	$1,140

Total Investments in Securities 100.80% (cost $20,414,390)		25,565
Liabilities in Excess of Other Assets (0.80%)		(204)
Net Assets 100.00%		$25,361

*                 Non-income producing security.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1.    ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company organized as a Delaware statutory trust on February 26, 1993. The Trust currently consists of eight funds. This report covers the following two funds and their respective classes (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Micro-Cap Growth Fund (“Micro-Cap Growth Fund”) and Lord Abbett Micro-Cap Value Fund (“Micro-Cap Value Fund”).

 The investment objective of both Micro-Cap Growth Fund and Micro-Cap Value Fund is long-term capital appreciation.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)     Investment Valuation—Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)      Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)       Repurchase Agreements—Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.    FEDERAL TAX INFORMATION

As of January 31, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	Micro-Cap Growth Fund	Micro-Cap Value Fund
Tax cost	$7,858,873	$20,415,924
Gross unrealized gain	1,163,277	5,524,493
Gross unrealized loss	(108,293)	(375,003)
Net unrealized security gain	$1,054,984	$5,149,490

 The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales.

4.    INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with micro-cap and growth or value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Funds invest. Micro-cap companies may be subject to greater risks and may be more sensitive to changes in economic conditions than larger, more established companies. There may be less liquidity in micro-cap company stocks, subjecting them to greater price fluctuations than larger company stocks. In the case of Micro-Cap Growth Fund, the growth stocks in which it generally invests may add to the Fund’s volatility. In the case of the Micro-Cap Value Fund, the intrinsic value of particular value stocks may not be recognized for a long time.

These factors can affect each Fund’s performance.

Item 2:           Controls and Procedures.

(a)   Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:           Exhibits.

(i)    Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 22, 2007